CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 14 - CASH AND CASH EQUIVALENTS

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Cash in bank and on hand	184	164
Total Cash and cash equivalent	184	164

At December 31, 2019, cash in bank and on hand includes a total of €22 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group. At December 31, 2018 the amount subject to these restrictions was €18 million.